Trade Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Disclosure of Accounts Receivable, Net

	2020	2019
Trade receivables	Ps. 9,705	Ps. 11,277
The Coca-Cola Company (related party) (Note 15)	509	802
Loans to employees	82	56
FEMSA and subsidiaries (related parties) (Note 15)	624	2,039
Other related parties (Note 15)	138	614
Other	980	1,181
Allowance for doubtful accounts on trade receivables	(515)	(493)
	Ps. 11,523	Ps. 15,476

Aging Analysis of Accounts Receivable
The carrying value of accounts receivable approximates its fair value as of December 31, 2020 and 2019.

Aging for trade receivables past due but not impaired	2020	2019
0 days	Ps. 9,905	Ps. 12,630
1-30 days	769	1,448
31-60 days	298	672
61-90 days	65	153
91-120 days	44	90
121 + days	442	483
Total	Ps. 11,523	Ps. 15,476

Summary of Changes in the Allowance for Expected Credit Losses

	2020	2019	2018
Balance at the beginning of the year	Ps. 493	Ps. 595	Ps. 468
Effect of adoption of IFRS 9	—	—	87
Allowance for the year	119	314	153
Charges and write-offs of uncollectible accounts	(29)	(397)	23
Added in business combinations	—	4	1
Effects of changes in foreign exchange rates	(68)	(23)	(55)
Effect of Philippines (Note 5)	—	—	(82)
Balance at the end of the year	Ps. 515	Ps. 493	Ps. 595